X-SQUARE MUNICIPAL INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)
		Principal
		Amount	Value
MUNICIPAL BONDS (92.99%)
Commonwealth of Puerto Rico, Series 2022 A-1
07/01/35, 4.00%		$621,000	$610,774
07/01/37, 4.00%		71,000	68,896
07/01/41, 4.00%		18,000	16,661
07/01/27, 5.63%		337,000	344,252
07/01/31, 5.75%		249,000	273,695
			1,314,278
Matching Fund Special Purpose Securitization Corp.
10/01/39, 5.00%		425,000	441,772
Puerto Rico Commonwealth Aqueduct & Sewer Authority
07/01/42, 4.00%(a)		250,000	236,558
07/01/28, 5.00%(a)		250,000	256,813
07/01/37, 5.00%(a)		250,000	259,543
07/01/47, 5.00%(a)		280,000	274,719
			1,027,633
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series Restructured Series A-2
07/01/40, 4.33%		450,000	440,834
07/01/58, 4.78%		1,000,000	935,232
			1,376,066
Territory of Guam
01/01/36, 4.00%		90,000	91,265

TOTAL MUNICIPAL BONDS (Cost $4,198,538)			4,251,014

	7-Day Yield
	Annualized	Shares
SHORT-TERM INVESTMENTS (4.98%)
BlackRock Liquidity Funds MuniCash Inst Class	2.97%	227,805	$227,828

TOTAL SHORT TERM INVESTMENTS (Cost $227,828)			227,828

TOTAL INVESTMENTS (97.97%) (Cost $4,426,366)			4,478,842
Other Assets In Excess Of Liabilities (2.03%)			93,016
NET ASSETS (100.00%)			$4,571,858

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $1,027,633, which represents 22.48% of net assets as of December 31, 2025.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$4,251,014	$–	$4,251,014
Short-Term Investments	227,828	–	–	227,828
Total	$227,828	$4,251,014	$–	$4,478,842